June 16, 2009
Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549

Re:	EquiTrust Series Fund, Inc. (the “Registrant”); File No. 811-2125
To The Commission:
     On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance of shares of beneficial interest in connection with the reorganization of the EquiTrust Money Market Fund, Inc., with the Money Market Portfolio, a series of the Registrant. The Registration Statement is intended to become effective on July 16, 2009 pursuant to Rule 488 under the Securities Act of 1933.
     Please direct all of your questions and/or comments regarding this filing to the undersigned at (312) 609-7616.

Very truly yours,
/s/ Renee M. Hardt
Renee M. Hardt

RMH/ser
Encl.